Genevant Agreement	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Genevant Agreement
10. Genevant Agreement
In March 2023, Legacy Korro entered into a collaboration and license agreement (the “Genevant Agreement”) with Genevant Sciences GmbH (“Genevant”). Key financial terms under the Genevant Agreement are as follows:

•
The Company made a $2.5 million payment to Genevant in March 2023 upon execution of the Genevant Agreement and recorded the payment within research and development expense in the consolidated statement of operations for the year ended December 31, 2023.

•	The Company will reimburse Genevant for certain out-of-pocket and full-time equivalent costs incurred as a result of research and development activities performed under the Genevant Agreement.

•
Genevant is entitled to receive payments from the Company upon the achievement of certain milestones, including potential clinical milestone payments of up to $13.5 million, potential regulatory and development milestone payments of up to $27.0 million, and potential commercial milestone payments up to an aggregate total of $57.0 million.

•	Genevant is eligible to receive royalties at percentage rates in the mid-single-digits, based on future annual net sales of licensed products within the scope of the Genevant Agreement.
As of March 31, 2024, no milestones have been achieved and the Company has recorded payments to Genevant of $0.9 million and $2.5 million within research and development expense in the consolidated statement of operations during the three months ended March 31, 2024 and 2023, respectively.

13. Genevant Agreement
In March 2023, Legacy Korro entered into a collaboration and license agreement (the “Genevant Agreement”) with Genevant Sciences GmbH (“Genevant”). Key financial terms under the Genevant Agreement are as follows:

•
The Company made a $2.5 million payment to Genevant in March 2023 upon execution of the Genevant Agreement and recorded the payment within research and development expense in the consolidated statement of operations for the year ended December 31, 2023.

•	The Company will reimburse Genevant for certain out-of-pocket and full-time equivalent costs incurred as a result of research and development activities performed under the Genevant Agreement.

•
Genevant is entitled to receive payments from the Company upon the achievement of certain milestones, including potential clinical milestone payments of up to $13.5 million, potential regulatory and development milestone payments of up to $27.0 million, and potential commercial milestone payments up to an aggregate total of $57.0 million.

•	Genevant is eligible to receive royalties at percentage rates in the mid-single-digits, based on future annual net sales of licensed products within the scope of the Genevant Agreement.
As of December 31, 2023, no milestones have been achieved and the Company has recorded payments to Genevant of $1.2 million within research and development expense in the consolidated statement of operations during the year ended December 31, 2023.